Share-Based Payment - Summary of Detailed Information About RSUs and SEBIRs Outstanding and Exercise Prices (Detail) - SEBIRs/RSU [member] shares in Thousands	12 Months Ended
	Dec. 31, 2022 shares € / shares	Dec. 31, 2021 shares	Dec. 31, 2020 shares
Disclosure of detailed information about RSUs and SEBIRs outstanding and exercise prices [Line Items]
Number of other equity instruments outstanding in share-based payment arrangement	8,008	8,008	4,591
September 22, 2029 [member]
Disclosure of detailed information about RSUs and SEBIRs outstanding and exercise prices [Line Items]
Exercise price, share options granted | € / shares	€ 1
Number of other equity instruments outstanding in share-based payment arrangement	4,168	4,168
September 22, 2029 [member]
Disclosure of detailed information about RSUs and SEBIRs outstanding and exercise prices [Line Items]
Exercise price, share options granted | € / shares	€ 2.04
Number of other equity instruments outstanding in share-based payment arrangement	423	423
September 22, 2031 [member]
Disclosure of detailed information about RSUs and SEBIRs outstanding and exercise prices [Line Items]
Exercise price, share options granted | € / shares	€ 2.04
Number of other equity instruments outstanding in share-based payment arrangement	3,417	3,417